Fair Value of Plan Assets (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Japanese common stocks | Equity long/short hedge funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned	36.00%	51.00%
Foreign common stocks | Equity long/short hedge funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned	35.00%	49.00%
Debt securities | Equity long/short hedge funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned	29.00%	0.00%
Japanese companies | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned by companies	63.00%	73.00%
Foreign companies | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned by companies	37.00%	27.00%
Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan bonds owned	49.00%	46.00%
Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan bonds owned	3.00%	2.00%
Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan bonds owned	42.00%	38.00%
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan bonds owned	6.00%	14.00%